Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Jan. 28, 2019
Global Strategist Portfolio | Class A Shares
Prospectus:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPBAX
Global Strategist Portfolio | Class L
Prospectus:
Trading Symbol	MSDLX
Global Strategist Portfolio | Class IS
Prospectus:
Trading Symbol	MGPOX
Discovery Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Discovery Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Discovery Portfolio | Class L
Prospectus:
Trading Symbol	MSKLX
Discovery Portfolio | Class IS
Prospectus:
Trading Symbol	MMCGX
Discovery Portfolio | Class C
Prospectus:
Trading Symbol	MSMFX
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX
Short Duration Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MLDAX
Short Duration Income Portfolio | Class L
Prospectus:
Trading Symbol	MSJLX
Short Duration Income Portfolio | Class C
Prospectus:
Trading Symbol	MSLDX
Short Duration Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSDSX
Global Multi-Asset Income Portfolio | Class A
Prospectus:
Trading Symbol	MSGOX
Global Multi-Asset Income Portfolio | Class I
Prospectus:
Trading Symbol	MSGMX
Global Multi-Asset Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSMUX
Global Multi-Asset Income Portfolio | Class C
Prospectus:
Trading Symbol	MSGYX